Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 001 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
December 31, 2025	Level 1	Total

Mutual funds	$1,318,506,676	1,318,506,676
Common stock	237,715,430	237,715,430
Money market funds	97,232,029	97,232,029

Total investment assets in the fair value hierarchy	1,653,454,135	1,653,454,135

Investments measured at net asset value[1]	-	1,186,431,757

Total investment assets at fair value	$1,653,454,135	2,839,885,892
December 31, 2024	Level 1	Total

Mutual funds	$1,065,330,174	1,065,330,174
Common stock	408,460,158	408,460,158
Money market funds	93,227,801	93,227,801

Total investment assets in the fair value hierarchy	1,567,018,133	1,567,018,133

Investments measured at net asset value[1]	-	941,168,567

Total investment assets at fair value	$1,567,018,133	2,508,186,700
	Fair Value	Unfunded Commitments	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
As of December 31, 2025:
Common Collective Trust Funds[1]	$1,186,431,757	None	Immediate	None	5 days – 12 months

As of December 31, 2024:
Common Collective Trust Funds[1]	$941,168,567	None	Immediate	None	5 days – 12 months